Allowance for Doubtful Accounts and Credit Losses (Schedule of Allowance for Credit Losses on Finance Receivables) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Allowance for Doubtful Accounts and Credit Losses
Balance at beginning of year	¥ 1,706	¥ 1,586	¥ 1,380
Provision	2,304	855	914
Charge-offs	(780)	(327)	(308)
Other	(129)	(408)	(400)
Balance at end of year	¥ 3,101	¥ 1,706	¥ 1,586